Income Statements - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Profit or loss [abstract]
Net operating revenue	R$ 17,797,541	R$ 17,983,654	R$ 16,085,094
Operating costs	(11,179,667)	(10,137,637)	(9,086,456)
Gross profit	6,617,874	7,846,017	6,998,638
Selling expenses	(751,286)	(803,404)	(693,480)
Allowance for doubtful accounts	(444,826)	(128,099)	(166,727)
Administrative expenses	(1,051,181)	(1,187,844)	(996,877)
Other operating income (expenses), net	107,656	(18,748)	28,591
Equity results of investments in affiliaties	14,136	3,701	6,510
Profit from operations before finance income (expenses) and income tax and social contribution	4,492,373	5,711,623	5,176,655
Financial expenses	(1,324,759)	(1,173,425)	(807,967)
Financial revenues	336,731	372,842	446,302
Exchange result, net	(2,178,343)	(233,098)	(902,671)
Financial result, net	(3,166,371)	(1,033,681)	(1,264,336)
Profit before income tax and social contribution	1,326,002	4,677,942	3,912,319
Income tax and social contribution
Current	(460,721)	(1,155,463)	(852,655)
Deferred	108,037	(154,962)	(224,596)
Income tax and social contribution, total	(352,684)	(1,310,425)	(1,077,251)
Profit for the year	R$ 973,318	R$ 3,367,517	R$ 2,835,068
Earnings per share - basic and diluted (in reais)	R$ 1.42	R$ 4.93	R$ 4.15